Acquisitions and disposals (Detail) shares in Millions, $ in Millions								11 Months Ended	12 Months Ended
		Nov. 30, 2023 USD ($) facility	Aug. 28, 2023 USD ($)	Oct. 17, 2022 USD ($) shares	Aug. 31, 2022 USD ($)	Mar. 29, 2022 USD ($)	Nov. 18, 2021	Nov. 17, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($)	Nov. 08, 2023 USD ($)	Dec. 16, 2022 USD ($)
Disclosure Of Acquisitions And Disposals [Line Items]
Attributable to non-controlling interests									$ 1,755	$ 2,107	[1]	$ 2,107	[1]
Acquisition of joint venture									834	850				$ 0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[2]								33	2,961				0
Sales of property, plant and equipment and intangible assets									9	0				61
Proceeds from disposal of exploration and evaluation assets									$ 88	1				$ 7
La Granja
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of interest sold									55.00%
Percentage owned			45.00%
Pre-tax gain									$ 154
First Quantum | La Granja
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of interest sold			55.00%
Proceeds from sale			$ 105
Working capital balance in project completion			1
Net consideration			104
Sales of property, plant and equipment and intangible assets			16
Proceeds from disposal of exploration and evaluation assets			88
Gain on fair value of interest retained			85
Profit relating to interest in undeveloped projects			47
Remaining gain eliminated against the fair value of the EAU			38
Pre-tax gain			$ 154
Canada
Disclosure Of Acquisitions And Disposals [Line Items]
Consideration for sale				$ 150
Proceeds from sale				$ 80
Canada | Uranium Energy Corp
Disclosure Of Acquisitions And Disposals [Line Items]
Shares received (in shares) | shares				70
McEwen Copper Inc.
Disclosure Of Acquisitions And Disposals [Line Items]
Purchase of interests in associates					$ 25
Rincon Mining Pty Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Purchase of property, plant and equipment, classified as investing activities						$ 825
Asset purchase of capitalised exploration and evaluation						$ 822
Agua De La Falda | Meridian Minera Limitada
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired									57.70%						57.70%
Consideration transferred, acquisition-date fair value															$ 45
Nuevo Cobre | Corporacion Nacional Del Cobre De Chile
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired															42.30%
Attributable to non-controlling interests															$ 33
Turquoise Hill
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired																49.00%
Consideration transferred, acquisition-date fair value																$ 3,200
Payments from changes in ownership interests in subsidiaries that do not result in loss of control										2,961
Transaction costs									$ 33	33
Expected transaction costs										41
Turquoise Hill | Dissenting Shareholders
Disclosure Of Acquisitions And Disposals [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control										$ 211
Initial consideration paid (in Canadian dollars per share) | $ / shares												$ 34.4
Turquoise Hill | Other Shareholders
Disclosure Of Acquisitions And Disposals [Line Items]
Initial consideration paid (in Canadian dollars per share) | $ / shares												$ 43
Matalco Joint Venture | Giampaolo Group
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisition of joint venture		$ 738
Matalco Canada Inc. | Giampaolo Group
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired		50.00%
Number of facilities | facility		1
Matalco USA | Giampaolo Group
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired		50.00%
Number of facilities | facility		6
Diavik
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired							40.00%
Proportion of ownership interest in joint venture (%)								60.00%
Proportion receivable or contingent asset percent							40.00%

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	On 16 December 2022, we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022,
US$2,961 million had been paid, including US$33 million of transaction costs. In 2023, further transaction costs of US$33 million were paid, the balance to dissenting shareholders remains unpaid.